Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,914,672.19

Principal:
Principal Collections	$17,951,656.63
Prepayments in Full	$9,966,161.17
Liquidation Proceeds	$186,048.04
Recoveries	$4,034.02
Sub Total	$28,107,899.86
Collections:	$30,022,572.05

Purchase Amounts:
Purchase Amounts Related to Principal	$6,205.04
Purchase Amounts Related to Interest	$13.50
Sub Total	$6,218.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,028,790.59

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,028,790.59
Servicing Fee	$640,602.50	$640,602.50	$0.00	$0.00	$29,388,188.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,388,188.09
Interest - Class A-2 Notes	$227,525.21	$227,525.21	$0.00	$0.00	$29,160,662.88
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$28,888,096.21
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$28,808,558.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,808,558.71
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$28,765,389.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,765,389.13
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$28,716,412.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,716,412.80
Regular Principal Payment	$29,504,664.63	$28,716,412.80	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,028,790.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,716,412.80
Total					$28,716,412.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,716,412.80	$104.61	$227,525.21	$0.83	$28,943,938.01	$105.44
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$28,716,412.80	$34.11	$671,775.29	$0.80	$29,388,188.09	$34.91

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$265,077,920.26	0.9656755	$236,361,507.46	0.8610620
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$692,387,920.26	0.8224990	$663,671,507.46	0.7883863

Pool Information
Weighted Average APR	2.954%	2.945%
Weighted Average Remaining Term	51.20	50.44
Number of Receivables Outstanding	30,251	29,454
Pool Balance	$768,722,999.62	$740,557,080.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$708,324,931.73	$682,409,816.52
Pool Factor	0.8408753	0.8100657

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$58,147,263.67
Targeted Overcollateralization Amount	$77,673,824.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,885,572.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	5

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	77	$55,848.55
(Recoveries)	1	$4,034.02
Net Loss for Current Collection Period		$51,814.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0809%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0544%
Second Prior Collection Period			0.1630%
Prior Collection Period			0.1949%
Current Collection Period			0.0824%
Four Month Average (Current and Prior Three Collection Periods)			0.1237%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		356	$331,575.31
(Cumulative Recoveries)			$4,034.02
Cumulative Net Loss for All Collection Periods			$327,541.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0358%

Average Realized Loss for Receivables that have experienced a Realized Loss			$931.39
Average Net Loss for Receivables that have experienced a Realized Loss			$920.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	148	$4,206,340.46
61-90 Days Delinquent	0.08%	16	$598,944.42
91-120 Days Delinquent	0.01%	2	$101,674.19
Over 120 Days Delinquent	0.01%	2	$40,619.99
Total Delinquent Receivables	0.67%	168	$4,947,579.06
Repossession Inventory:
Repossessed in the Current Collection Period		7	$238,716.23
Total Repossessed Inventory		15	$566,444.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0515%
Prior Collection Period		0.0496%
Current Collection Period		0.0679%
Three Month Average		0.0563%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1001%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer